Acquisition of Businesses and Purchase of Non-controlling Interests - Additional Information (Detail) ¥ in Millions, £ in Millions					6 Months Ended
	Dec. 31, 2018	Aug. 17, 2018 GBP (£)	Aug. 17, 2018 CNY (¥)	Jun. 30, 2018	Dec. 31, 2018 GBP (£)	Dec. 31, 2017	Sep. 28, 2018 GBP (£)
Disclosure of business combinations and purchase of NCI [line items]
Purchase of shares of NCI					£ 697.0
Percentage of interest acquired					100.00%	100.00%
Sichuan Shuijingfang Company Limited [member]
Disclosure of business combinations and purchase of NCI [line items]
Percentage of interest acquired		20.29%	20.29%
Purchase of shares of NCI		£ 696.0	¥ 6,084
Transaction cost incurred		£ 7.0
Transaction costs paid					£ 1.0
Percentage of interest acquired	60.00%			39.71%
CDWL Acquisition [member]
Disclosure of business combinations and purchase of NCI [line items]
Percentage of interest acquired							70.00%
Consideration payable							£ 6.5
Discounted current estimate for earn-out payments							£ 10.0